SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	$ 3,055	$ 2,063	$ 5,776	$ 4,156
Depreciation	566	466	1,090	901
Exploration, evaluation and project expenses	78	98	149	172
Other expenses (income)	73	7	38	33
Profit (loss) before tax	880	264	1,929	571
Share of income (loss)	265	29	528	58
Change in net income	9
Adjustments for gains (losses) on change in fair value of derivatives	31	(8)	7	14
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	134	122	292	250
Cost of sales, attributable to non-controlling interests	70	74	144	139
Share of income (loss)	65	47	147	108
Loulo Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	68	49	117	91
Cost of sales, attributable to non-controlling interests	40	39	71	73
Share of income (loss)	27	9	44	16
Tanzanian Mines
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	52	68	83	118
Cost of sales, attributable to non-controlling interests	32	48	54	90
Share of income (loss)	18	15	26	19
Tongon [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	13		24	18
Cost of sales, attributable to non-controlling interests	11	10	20	21
Share of income (loss)	4	(1)	5	(3)
Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	577		1,113
Cost of sales, attributable to non-controlling interests	342		672
Share of income (loss)	224		424
Consolidated total [Member]
Disclosure of operating segments [line items]
Revenue	3,055	2,063	5,776	4,156
Cost of Sales, Excluding Depreciation Expense	1,331	1,078	2,584	2,134
Depreciation	556	458	1,070	883
Exploration, evaluation and project expenses	23	15	39	28
Other expenses (income)	60	27	84	58
Profit (loss) before tax	1,085	485	1,999	1,053
Operating segments
Disclosure of operating segments [line items]
Revenue	3,219	2,188	6,080	4,398
Cost of Sales, Excluding Depreciation Expense	1,390	1,129	2,695	2,237
Depreciation	598	489	1,153	970
Exploration, evaluation and project expenses	24	15	41	28
Other expenses (income)	58	27	80	57
Profit (loss) before tax	1,149	528	2,111	1,106
Accretion	6	13	18	26
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	654	235	1,316	546
Cost of Sales, Excluding Depreciation Expense	325	150	649	310
Depreciation	70	53	150	119
Exploration, evaluation and project expenses	7	2	10	4
Other expenses (income)	6	(3)	12	(3)
Profit (loss) before tax	246	33	495	116
Operating segments | Cortez1 [Member]
Disclosure of operating segments [line items]
Revenue	368	368	698	707
Cost of Sales, Excluding Depreciation Expense	131	137	259	250
Depreciation	56	65	110	129
Exploration, evaluation and project expenses	3	2	5	4
Other expenses (income)	0	6	2	11
Profit (loss) before tax	178	158	322	313
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue	218	110	444	210
Cost of Sales, Excluding Depreciation Expense	96	48	192	87
Depreciation	40	9	91	15
Exploration, evaluation and project expenses	4	1	5	1
Other expenses (income)	0	(1)	2	0
Profit (loss) before tax	78	53	154	107
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue	335	314	709	640
Cost of Sales, Excluding Depreciation Expense	124	141	256	258
Depreciation	54	47	107	93
Exploration, evaluation and project expenses	2	3	5	6
Other expenses (income)	(2)	1	0	2
Profit (loss) before tax	157	122	341	281
Operating segments | Loulo Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	340	243	583	453
Cost of Sales, Excluding Depreciation Expense	126	110	220	220
Depreciation	74	87	133	146
Exploration, evaluation and project expenses	4	2	6	4
Other expenses (income)	2	3	5	6
Profit (loss) before tax	134	41	219	77
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	164	125	304	242
Cost of Sales, Excluding Depreciation Expense	59	51	111	103
Depreciation	42	31	83	87
Exploration, evaluation and project expenses	1	0	2	0
Other expenses (income)	(2)	0	(4)	(1)
Profit (loss) before tax	64	43	112	53
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	62	100	152	191
Cost of Sales, Excluding Depreciation Expense	30	57	75	108
Depreciation	13	31	35	61
Exploration, evaluation and project expenses	0	1	0	1
Other expenses (income)	3	(1)	2	(1)
Profit (loss) before tax	16	12	40	22
Operating segments | Porgera
Disclosure of operating segments [line items]
Revenue	39	83	140	169
Cost of Sales, Excluding Depreciation Expense	20	57	80	114
Depreciation	6	8	16	19
Exploration, evaluation and project expenses	0	1	1	1
Other expenses (income)	26	1	27	1
Profit (loss) before tax	(13)	16	16	34
Operating segments | North Mara1 [Member]
Disclosure of operating segments [line items]
Revenue	139	135	271	223
Cost of Sales, Excluding Depreciation Expense	59	56	113	108
Depreciation	25	25	50	45
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	2	5	(3)	7
Profit (loss) before tax	53	49	111	63
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	900	475	1,463	1,017
Cost of Sales, Excluding Depreciation Expense	420	322	740	679
Depreciation	218	133	378	256
Exploration, evaluation and project expenses	3	3	7	7
Other expenses (income)	23	16	37	35
Profit (loss) before tax	236	1	301	40
Investments accounted for using equity method [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(164)	(125)	(304)	(242)
Cost of Sales, Excluding Depreciation Expense	(59)	(51)	(111)	(103)
Depreciation	(42)	(31)	(83)	(87)
Exploration, evaluation and project expenses	(1)	0	(2)	0
Other expenses (income)	2	0	4	1
Profit (loss) before tax	$ (64)	$ (43)	$ (112)	$ (53)